SCHEDULE OF MATURITY DATES OF CONVERTIBLE NOTES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Convertible Notes Payable		$ 38,500
Convertible Note 1 [Member]
Debt Instrument [Line Items]
Convertible Notes Payable